Note 23	12 Months Ended
Dec. 31, 2022
Assets and Liabilities under reinsurance and insurance contracts [Abstract]
Disclosure of Assets and Liabilities under reinsurance and insurance contracts [Text Block]	Assets and liabilities under insurance and reinsurance contracts
The Group has insurance subsidiaries mainly in Spain and Latin America (mostly in Mexico). The main product offered by the insurance subsidiaries is life insurance to cover the risk of death (risk insurance) and life-savings insurance. Within life and accident insurance, a distinction is made between freely sold products and those offered to customers who have taken mortgage or consumer loans, which cover the principal of those loans in the event of the customer’s death.
There are two types of savings products: individual insurance, which seeks to provide the customer with savings for retirement or other events, and group insurance, which is taken out by employers to cover their commitments to their employees.
The insurance business is affected by different risks, including those that are related to the BBVA Group such as credit risk, market risk, liquidity risk and operational risk and the methodology for risk measurement, control and follow-up applied in the insurance activity is similar (see Note 7), although it has a differentiated management due to the particular characteristics of the insurance business, such as the coverage of contracted obligations and the long term of the commitments.
Additionally, the insurance business generates certain specific risks, of a probabilistic nature:
–Technical risk: arises from deviations in the estimation of the casualty rate of insurances, either in terms of numbers, the amount of such claims and the timing of its occurrence.
–Biometric risk: depending on the deviations in the expected mortality behavior or the survival of the insured persons.
The insurance industry is highly regulated in each geographical area. In this regard, it should be noted that the insurance industry is undergoing a gradual regulatory transformation through new risk-based capital regulations, which have already been published in several countries.
The heading “Assets under reinsurance and insurance contracts” in the consolidated balance sheets includes the amounts that the consolidated insurance entities are entitled to receive under the reinsurance contracts entered into by them with third parties and, more specifically, the share of the reinsurer in the technical provisions recognized by the consolidated insurance subsidiaries. As of December 31, 2022, 2021 and 2020, the balance under this heading amounted to €210 million, €269 million and €306 million, respectively.
The most significant provisions recognized by consolidated insurance subsidiaries with respect to insurance policies issued by them are under the heading “Liabilities under insurance and reinsurance contracts” in the consolidated balance sheets. The breakdown of the balance under this heading is as follows:

Technical reserves (Millions of Euros)
	2022	2021	2020
Mathematical reserves	10,396	9,495	8,731
Individual life insurance (1)	8,682	7,265	6,268
Group insurance (2)	1,714	2,230	2,463
Provision for unpaid claims reported	612	706	672
Provisions for unexpired risks and other provisions	839	664	548
Total	11,848	10,865	9,951
(1) Provides coverage in the event of death, disability and serious illness.
(2) The insurance policies purchased by employers (other than BBVA Group) on behalf of their employees.
The cash flows of those “Liabilities under insurance and reinsurance contracts” are shown below:

Maturity (Millions of Euros). Liabilities under insurance and reinsurance contracts
	Up to 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
2022	2,264	732	1,836	7,016	11,848
2021	1,808	290	1,664	7,103	10,865
2020	1,227	950	1,616	6,158	9,951
The modeling methods and techniques used to calculate the mathematical reserves for the insurance products are actuarial and financial methods and modelling techniques approved by the respective country’s insurance regulator or supervisor. The most important insurance entities are located in Spain and Mexico (which together account for approximately 96% of the insurance revenues), where the modelling methods and techniques are reviewed by the insurance regulator in Spain (General Directorate of Insurance) and Mexico (National Insurance and Bonding Commission), respectively. The modelling methods and techniques used to calculate the mathematical reserves for the insurance products are compliant with IFRS and primarily involve the valuation of the estimated future cash flows, discounted at the technical interest rate for each policy. To ensure this technical interest rate, asset-liability management is carried out, acquiring a portfolio of securities that generate the cash flows needed to cover the payment commitments assumed with the customers.
The table below shows the key assumptions as of December 31, 2022, 2021 and 2020 used in the calculation of the mathematical reserves for insurance products in Spain and Mexico, respectively:

Mathematical reserves
	2022				2021				2020
	Mortality table		Average technical interest rate		Mortality table		Average technical interest rate		Mortality table		Average technical interest rate
	Spain	Mexico	Spain	Mexico	Spain	Mexico	Spain	Mexico	Spain	Mexico	Spain	Mexico
Individual life insurance (1)	GRMF 80-2, GKM 80 / GKMF 95, PASEM, GKMF 80/95, PERFM 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-individual Table of CNSF M 2013	0.25%- 2.85%	4.30%	GRMF 80-2, GKM 80 / GKMF 95, PASEM, GKMF 80/95, PERFM 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-individual	0.24%- 2.85%	3.60%	GRMF 80-2, GKM 80 / GKMF 95, PASEM, GKMF 80/95, PERFM 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-individual	0.25%- 2.87%	2.50%
Group insurance (2)	PERFM 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-grupo	Depending on the related portfolio	5.50%	PERFM 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-grupo	Depending on the related portfolio	5.50%	PERFM 2000	Tables of the Comisión Nacional de Seguros y Fianzas 2000-grupo	Depending on the related portfolio	5.50%
(1) Provides coverage in the case of one or more of the following events: death, disability and / or serious illness.
(2) Insurance policies purchased by companies (other than BBVA Group entities) on behalf of their employees.